Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
Cash and cash equivalents
	December 31, 2019	December 31, 2018
Cash on hand and at banks	$77,041	$131,432
Short-term deposits and highly liquid funds	950	6,450
Restricted cash	736	12,892
Cash and cash equivalents and restricted cash	$78,727	$150,774